Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Statements of Income and Statements of Cash Flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of operations
Total operating revenues	$ 218,750	$ 208,600
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668
Statement of changes in equity
Equity	216,940
Additional Paid-in Capital
Statement of changes in equity
Equity	251,249
Non-Controlling Interest
Statement of changes in equity
Equity	(34,309)
Liquefaction services revenue
Statement of operations
Total operating revenues	172,985	178,314
Hilli LLC | VIE debt
Statement of operations
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668
Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	0
Net debt repayments	(76,952)	(80,492)
Net debt receipts	0	2,287
Financing costs paid	(3,158)	0
Cash dividends paid	(19,913)	(39,293)
Hilli LLC | VIE debt | Additional Paid-in Capital
Statement of changes in equity
Equity	(251,249)	0
Hilli LLC | VIE debt | Non-Controlling Interest
Statement of changes in equity
Equity	34,309	0
Hilli LLC | VIE debt | Liquefaction services revenue
Statement of operations
Total operating revenues	$ 172,985	$ 178,314